Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-402-1624 Elizabeth.gioia@prudential.com
October 14, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Post-Effective Amendment No. 22 to Registration Statement on Form N-4
    SEC File Nos. 333-184890 and 811-07325
    Pruco Life Flexible Premium Variable Annuity Account (Registrant)
    Pruco Life Insurance Company (Depositor)

Members of the Commission:

On behalf of the above-named Registrant, submitted for filing under the Securities Act of 1933 is Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-4. (the “Post-Effective Amendment”).

This Post-Effective Amendment is being updated and filed on the revised Form N-4, which became effective July 1, 2020, in accordance with SEC Rule 498A under the Securities Act of 1933.

It is our intention that this filing become effective on April 29, 2022, and we expect to file delaying amendments as necessary.

If you have any questions, please call me at 203-402-1624.

Sincerely,

/s/Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel